Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax
16.	Income Taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.
Austria
EHang GmbH is subject to Austria profits tax of 25% on its activities conducted in Austria.
France
EHang France is subject to France profits tax of 28% on its activities conducted in France.
Spain
EHang Spain is subject to Spain profits tax of 25% on its activities conducted in Spain.
Hong Kong
Ehfly and EHang HK are incorporated in Hong Kong and are subject to Hong Kong profits tax. Hong Kong profits tax for a corporation from the year of assessment 2018 and 2019 onwards is generally 8.25% on assessable profits up to HK$2.0 million; and 16.5% on any part of assessable profits over HK$2.0 million.
PRC
The Company’s subsidiaries and the VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for certain entities eligible for preferential tax rates.
In accordance with the PRC Income Tax Laws, an enterprise awarded with the High and New Technology Enterprise (“HNTE”) certificate may enjoy a reduced EIT rate of 15%. Qualified as an HNTE, EHang Intelligent was eligible for a 15% preferential rate from 2020 to 2025, EHang GZ was eligible for a 15% preferential rate from 2019 to 2024.

From January 1, 2010 to December 31, 2020, the newly established enterprises in Xinjiang Kashgar and Khorgos, which are two special economic development zones belong to the Xinjiang Difficult Areas Key Encouraged Development Industry Enterprise Income Tax Preferential Catalogue (the ‘‘Catalogue’’), shall be exempted from corporate income tax for five years from the tax year in which the first operating income is obtained. Kashi EHang Egret Media Technology Co., Ltd. (“EHang Egret KS”) established in 2017, engaged in industries that belong to Software Development and Business Service Industry in the catalogue. As the first operating income generated in 2018, EHang Egret KS may enjoy a reduced EIT rate of 0%.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 50% of the qualified R&D expenses incurred in determining its tax assessable profits for that year. The additional tax deduction amount of the qualified R&D expenses has been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). According to Announcement of the Ministry of Finance and the State Taxation Administration [2021] No.13 (“Circular 13”), manufacturing enterprise with qualified R&D expenses could enjoy R&D Super Deduction, i.e. to claim additional 100% R&D expenses on top of those actually incurred. EHang Intelligent and Yunfu EHang were entitled to 100% super deduction while other entities within the group remain deducted additionally at 75%.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Income tax expense comprises of:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Income tax expenses applicable to PRC operations
Current income tax expenses	62	181	281	38

Subtotal income tax expenses applicable to PRC operations	62	181	281	38

Income tax expenses applicable to Non-PRC operations
Current income tax expenses	17	25	105	15

Subtotal income tax expenses applicable to Non-PRC operations	17	25	105	15

Total income tax expenses	79	206	386	53

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the periods presented are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Loss before income tax expense	(329,252)	(302,135)	(229,646)	(31,461)
PRC statutory tax rate (1)	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(82,313)	(75,534)	(57,412)	(7,865)
Effect of different tax rates in different jurisdictions	8,661	(429)	(633)	(87)
Non-deductible expenses (2)	33,134	41,178	71,028	9,731
Additional deduction for qualified R&D expenses	(20,731)	(24,762)	(27,628)	(3,785)
Effect on adoption of preferential tax rate	3	(100)	(1,121)	(154)
Others	79	181	299	41
Change in valuation allowance	61,246	59,672	15,853	2,172

Income tax expenses	79	206	386	53

Effect of preferential tax rate inside the PRC on basic and dilutive loss per share	—	—	—	—

(1)	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.
(2)	For the years ended December 31, 2022, 2023 and 2024, non-deductible expenses mainly represent the share-based compensation expenses.

The significant components of the Group’s deferred tax assets(liabilities) were as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Non-current deferred tax assets
Tax losses	203,259	256,410	272,940	37,393
Allowance for doubtful accounts/expected credit losses	29,288	32,963	25,088	3,437
Lease liabilities	18,858	20,226	34,561	4,735
Welfare payables	7,362	8,990	10,949	1,500
Inventory provision	2,472	2,304	2,270	311
Accrued expenses and other liabilities	1,573	1,621	4,378	600
Intangible assets	23	2	108	15
Unrealized loss on long-term investment	20	410	1,498	205
Unrealized profit arising from elimination of inter-company transactions	206	69	532	72

Total deferred tax assets	263,061	322,995	352,324	48,268
Less: valuation allowance	(244,691)	(304,363)	(320,216)	(43,869)

Deferred tax assets, net of valuation allowance	18,370	18,632	32,108	4,399
Non-current deferred tax liabilities
Right-of-use assets	(18,370)	(18,632)	(32,108)	(4,399)
Unrealized gain on long-term investment	(292)	(292)	(292)	(40)

Total deferred tax liabilities	(18,662)	(18,924)	(32,400)	(4,439)

Deferred tax liabilities	(292)	(292)	(292)	(40)

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Valuation allowance
Balance at beginning of the year	183,445	244,691	304,363	41,698
Additions	61,246	59,672	15,853	2,172

Balance at end of the year	244,691	304,363	320,216	43,869

As of December 31, 2022, 2023 and 2024, the Group had deductible tax losses of RMB786,444, RMB977,448 and RMB1,034,318 (US$141,701) are derived from entities in the PRC. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities qualified as HNTE in 2018 and thereafter. The tax losses of entities in the PRC began to expire from December 31, 2024 to 2033, if not utilized.
As of December 31, 2022, 2023 and 2024, the Group had deductible tax losses of RMB29,411, RMB31,890 and RMB32,893 (US$4,506) derived from entities in Hong Kong that will not expire if not utilized.
Unrecognized Tax Benefit
As of December 31, 2023 and 2024, the Group had unrecognized tax benefit of RMB5,480 and RMB5,480 (US$751), respectively. The unrecognized tax benefit was mainly related to the withholding tax accrued for the facilitating service in the acquisition of land use right from Guangzhou government by EHang HK on behalf of a third-party buyer in 2017 and under-reported statutory profits before tax. The Group does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2023 and 2024, unrecognized tax benefits of RMB5,480 and RMB5,480 (US$751), respectively, if ultimately recognized, will impact the effective tax rate.
A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Balance at the beginning of the year	(5,480)	(5,480)	(5,480)	(751)
Reductions for tax positions of prior years	—	—	—	—

Balance at the end of the year	(5,480)	(5,480)	(5,480)	(751)

The Group did not record any significant interest and penalties related to an uncertain tax position for the years ended December 31, 2022, 2023 and 2024. No accumulated interest expenses and penalties were recorded in unrecognized tax benefit as of December 31, 2022, 2023 and 2024, respectively.
The material jurisdictions in which the Group is subject to potential examination is China. In general, the PRC tax authorities have up to five years to review a company’s tax filings. As of December 31, 2024, the tax years ended December 31, 2018 through year ended as of the reporting dates for WFOE, the VIEs remain open to examination by the PRC tax authorities.